Post-Employment Obligations	12 Months Ended
Dec. 31, 2024
Post-employment Obligations
Post-Employment Obligations

23.    POST-EMPLOYMENT OBLIGATIONS

Forluz Pension plan (a Supplementary retirement pension plan)

CEMIG and its subsidiaries are sponsors of Forluz - Forluminas Social Security Foundation, a non-profit legal entity whose object is to provide its associates and participants and their dependents with a finance income to complement retirement and pension, in accordance with the pension plan that they are subscribed in.

Forluz provides the following supplementary pension benefit plans available to its participants:

Mixed Benefit Plan (‘Plan B’): This plan operates as a defined-contribution plan in the fund accumulation phase for retirement benefits for normal time of service, and as a defined-benefit plan for disability or death of participants still in active employment, and for receipt of benefits for time of contribution. The Sponsors match the basic monthly contributions of the participants. This is the only plan open for joining by new participants. The actuarial risks related to Plan B occur only as from the option for the lifetime benefit at the moment of the participant’s retirement. In this specific case the responsibility for the risk of insufficiency of reserves for coverage of the benefits (deficits) is in parity between sponsors and participants.

Funded Benefit Plan (‘Plan A’): This plan includes all currently employed and assisted participants who opted to migrate from the Company’s previously sponsored defined benefit plan and are entitled to a benefit proportional to those balances. For participants who are still working, this benefit has been deferred to the retirement date. The benefit balances of Plan A have the characteristic of lifetime payment, and the responsibility for the risk of insufficiency of reserves to cover the benefits (deficits) is exclusively that of the sponsors.

Cemig GT and Cemig D, independently of the plans made available by Forluz, also maintain contributions to the Integrated Pro-Saúde Plan (Plano Prosaúde Integrado – PSI) and the Dental Plan (Plano Odontológico – POD) for the employees, retirees and dependents, managed by Cemig Saúde.

Integrated Prosaúde Plan (PSI): This is a health plan for active and retired employees and their dependents, managed by Cemig Saúde, which provides outpatient and hospital care, including obstetric care, in an accredited network with nationwide reach. The coverage is mainly executed by the Benchmark Healthcare Program (Programa de Referência de Assistência à Saúde – PRAS). There are also reimbursements of medical expenses through the Special Guarantees Program (PTE) and the Complementary Healthcare Fund (FCAS).

Dental Program (POD): This dental plan is offered by the Company to active and retired employees and their dependents, with nationwide coverage, managed by Cemig Saúde in partnership with Odontoprev.

Actuarial obligations and recognition in the financial statements

On this Note the Company discloses its obligations and expenses incurred for purposes of the Retirement Plan, Health Plan, Dental Plan and the Life Insurance Plan in accordance with the terms of IAS 19 - Employee Benefits, and the independent actuarial opinion issued as of December 31, 2024.

Agreement to cover the deficit on Forluz Pension Plan ‘A’

Forluz and the sponsors CEMIG, CEMIG GT and CEMIG D have signed a Debt Assumption Instrument to cover the deficit of Plan A for the years of 2015, 2016 and 2017.

The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$323, and up to 2033 for the 2017 deficit, in the amount of R$171. Remuneratory interest applicable to the outstanding balance is 6% p.y., plus the effect of the IPCA. If the plan reaches actuarial surplus before the full period of amortization of the debt, the Company will not be required to pay the remaining installments and the contract will be extinguished.

On December 31, 2024 the total amount payable by Cemig and its subsidiaries as a result of the Plan A deficits was R$494 (R$545 on December 31, 2023 referring to the Plan A deficits of 2015, 2016 and 2017).

Forluz consignment deposits

In accordance with the specific legislation, Forluz sent Cemig a proposal to enter into new Private Debt Assumption Instruments between Forluz and the sponsors Cemig, Cemig GT and Cemig D, according to the settlement plan to cover the deficit of Forluz's Plan A in 2019, 2020 and 2021. In the case of deficit settlements, if the plan reaches actuarial balance before the full amortization period of the contract, the Company would be exempt from paying the remaining installments and the contract would be extinguished.

The Company, recognizing its legal obligation with regard to the Plan A deficit, corresponding to 50% of the minimum amount, respecting the rule of contributory parity, makes consignment payments into a judicial deposit account, which are available to Forluz to be redeemed at any time at the official bank. The deposits are constituted monthly by the amount of 50% of the installment of each of the 2019, 2020 and 2021 Deficit Equalizations, as follows:

	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021
Start of consignment	May, 2021	April, 2022	In process
Total amount requested by Forluz	R$160	R$252	R$670
Amount considering contribution parity	R$80	R$126	R$335
Number of parcels	166	158	159
Remuneratory interest	IPCA + 6%	IPCA + 5.7%	IPCA + 5.51%
Balance deposited on December 31, 2024	R$38	R$42	R$56

Forluz sent the Company new equalization plans which are being assessed by Management, referring to the 2022 and 2023 actuarial deficits of the Salted Pension Benefits Plan - Plan A. The minimum amount of the accumulated deficits for equalization is R$1,207, of which the Company has been making consignment payments for the 2019, 2020 and 2021 deficits.

Forluz, due to (i) the non-execution of the Debt Assumption Agreement to cover the minimum proposed amount in the plan for the actuarial deficit of Plan A in the years of 2019, 2020 and 2021, and (ii) the refusal of the Company's consignment payments. Forluz entered with a lawsuit, against sponsor Cemig D. The Company is applying for the courts to approve the request for compliance with the contracting of the debt to cover the total amount of the deficit of Plan A. Judgment was given in favor of Forluz in the first instance decision by the Minas Gerais Appeal Court in 2022, in relation to the process of settlement of the deficit of 2019, but appeal lies for further dispute at higher instances of the Courts system. As a result, based on the assessments of its specialists, the Company has opted to maintain the assessment of chances of loss in the action as ‘possible’.

Debt with the pension fund (Forluz)

Debt installments agreed with Forluz, referring to past actuarial deficits, were settled on June 30, 2024. The installments were amortized monthly, calculated on the basis of the constant-installment method (the ‘Price Table’) and updated by the IPCA (National Consumer Price) inflation index issued by the IBGE (Brazilian Geography and Statistics Institute) plus 6% per year. This debt was paid regardless of whether there was a surplus in the Foundation, and the effects of monetary updating and interest were posted in the Income statement.

Actuarial information

	Pension plans and retirement supplement plans	Health plan	Dental plan	Dec. 31, 2024
Present value of obligations	10,501	2,559	45	13,105
Fair value of plan assets	(8,947)	-	-	(8,947)
Initial net liabilities	1,554	2,559	45	4,158
Adjustment to asset ceiling	148	-	-	148
Net liabilities in the statement of financial position	1,702	2,559	45	4,306

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Defined-benefit obligation at December 31, 2021	12,026	3,469	66	15,561
Cost of current service	2	16	-	18
Past service cost (1)	(4)	-	-	(4)
Interest on actuarial obligation	1,224	361	7	1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-	(8)
Due to changes in financial assumptions	(857)	(305)	(6)	(1,168)
Due to adjustments based on experience	106	(20)	(3)	83
	(758)	(326)	(9)	(1,093)
Benefits paid	(1,086)	(206)	(4)	(1,296)
Defined-benefit obligation at December 31, 2022	11,404	3,314	60	14,778
Cost of current service	-	11	-	11
Past service cost (2)	-	(55)	(1)	(56)
Interest on actuarial obligation	1,276	370	7	1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1	27
Due to changes in financial assumptions	754	232	4	990
Due to adjustments based on experience	(125)	(673)	(14)	(812)
	629	(415)	(9)	205
Benefits paid	(1,093)	(218)	(4)	(1,315)
Defined-benefit obligation at December 31, 2023	12,216	3,007	53	15,276
Cost of current service	1	6	-	7
Interest on actuarial obligation	1,055	262	5	1,322
Actuarial losses (gains):
Due to changes in demographic assumptions	-	(1)	-	(1)
Due to changes in financial assumptions	(1,883)	(556)	(9)	(2,448)
Due to adjustments based on experience	232	38	(1)	269
	(1,651)	(519)	(10)	(2,180)
Benefits paid	(1,120)	(197)	(3)	(1,320)
Defined-benefit obligation at December 31, 2024	10,501	2,559	45	13,105

(1)

Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.

(2)

Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Changes in the fair values of the plan assets

Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2021	9,378
Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)
Fair value of the plan assets at December 31, 2022	9,198
Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)
Fair value of the plan assets at December 31, 2023	9,882
Return on investments	(54)
Contributions from employer	239
Benefits paid	(1,120)
Fair value of the plan assets at December 31, 2024	8,947

Changes in net liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Net liabilities at December 31, 2021	2,670	3,469	66	6,205
Expense recognized in Statement of income	285	378	7	670
Past service cost	(4)	-	-	(4)
Contributions paid	(272)	(206)	(4)	(482)
Actuarial gains (losses)	(361)	(327)	(8)	(696)
Net liabilities at December 31, 2022	2,318	3,314	61	5,693
Expense recognized in Statement of income	280	381	7	668
Past service cost	-	(55)	(1)	(56)
Contributions paid	(313)	(218)	(5)	(536)
Actuarial gains (losses)	72	(415)	(9)	(352)
Net liabilities at December 31, 2023	2,357	3,007	53	5,417
Expense recognized in Statement of income	214	269	5	488
Contributions paid	(239)	(197)	(4)	(440)
Actuarial gains (losses) (1)	(630)	(519)	(10)	(1,159)
Net liabilities at December 31, 2024	1,702	2,560	44	4,306

			Dec. 31, 2024	Dec. 31, 2023
Current liabilities			233	329
Non-current liabilities			4,073	5,088

(1)	The reduction of liabilities is, essentially, due to the changes in the actuarial assumptions used. There is more information below in this note.

Actuarial losses and gains, net of income tax and social contribution, do not involve cash and are therefore not reflected in the Cash Flow Statements.

Amounts recorded as current liabilities refer to contributions to be made by CEMIG and its subsidiaries in the next 12 months for the amortization of the actuarial liabilities.

The amounts reported as ‘Expense recognized in the Statement of income’ refer to the costs of post-employment obligations, that include the past service cost arising from the cancellation of the post-retirement life insurance obligation, totaling R$485 (R$591 on December 31, 2023), plus the finance expenses and monetary updating on the debt with Forluz, in the amounts of R$3 (R$20 on December 31, 2023).

The amounts recognized in 2024, 2023 and 2022 statement of income

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)
Expense in 2024	214	268	5	487

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Expense in 2023	272	326	6	604

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)
Expense in 2022	281	377	7	665

Estimates for the following year and sensitivity analysis

The independent actuary’s estimation for the expense to be recognized for 2025 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	4	-	5
Interest on the actuarial obligation	1,222	301	5	1,528
Expected return on the assets of the Plan	(1,012)	-	-	(1,012)
Expense in 2025 according to actuarial calculation	211	305	5	521

The expectation for payment of benefits for 2025 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,158	210	4	1,372

The Company, CEMIG GT and CEMIG D have expectation of making contributions to the pension plan in 2025 of R$87 for amortization of the deficit of Plan A, and R$93 for the Defined Contribution Plan (recorded directly in the Statement of income for the year).

Below is a sensitivity analysis of the liabilities effect of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2024:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	257	45	1	303
Increase of one year in the mortality table	(237)	(46)	(1)	(284)
Reduction of 1% in the discount rate	826	238	4	1,068
Increase of 1% in the discount rate	(719)	(219)	(4)	(942)

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Projected Unit Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position.

The average maturity periods of the obligations of the benefit plans, in years, are as follows as of 2024:

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.68	10.71	10.60	10.60

The main categories of plan assets are as follows:

	2024	2023
Shares	1,076	1,339
Fixed income securities	6,560	7,475
Real estate property	479	440
Others	832	628
Total	8,947	9,882

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2024	2023
Non-convertible debentures issued by the Company	53	96
Shares issued by the Company	226	4
Real estate properties of the Foundation, occupied by the Company	3	275
	282	375

Main actuarial assumptions

	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation	12.30%	12.23%	9.03%	9.07%
Annual expected return on plan assets	12.30%	Not applicable	9.03%	Not applicable
Long-term annual inflation rate	4.50%	4.50%	3.50%	3.50%
Estimated future annual salary increases	4.50%	Not applicable	3.50%	Not applicable
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%

The Company has not made changes in the methods used to calculate its post-employment obligations for the years ended December 31, 2024 and 2023.

Accounting policy

Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

Estimations and judgments

In the case of retirement obligations, the liability recognized in the balance sheet with respect to defined benefit pension plans is the greater of the debt agreed with the foundation for amortization of actuarial obligations and the present value of the actuarial obligation, calculated by means of an actuarial report, less the fair value of the plan's assets.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using the rate of return on high-quality corporate bonds that have terms similar to the duration of the respective pension plan obligations and are denominated in the currency in which the benefits will be paid.

In defined contribution plans, the Company makes fixed contributions and has no legal or constructive obligations to make contributions if the fund does not have sufficient assets to pay all employees the related benefits. The Company has no additional payment obligation after the contribution is made. Contributions are recognized as an employee benefits expense when due.

In the case of the health and dental plans, the liabilities are calculated by calculating the present value of the future obligations to be made by the Company, considering the maintenance of the current contribution level, the forecast of a real readjustment of the amounts and the future updating of the contributions by the variation of an index compatible with the Regulations and the history of the costs of the plans.

Actuarial calculations take place at each financial year end and involve the use of assumptions about discount rates, expected rates of return on assets, future salary increases, mortality rates and future increases in retirement and pension benefits. All assumptions are reviewed at each base date.

In the current and previous years, post-employment expenses are recorded as operating expenses, with the exception of expenses related to the debt agreed with the Pension Fund, which are recorded in the financial result, as they represent interest and monetary variation.

Actuarial gains and losses arising from adjustments based on experience and changes in actuarial assumptions are recognized through other comprehensive income and will not be reclassified to profit or loss in the future.

Both the past service cost resulting from a change or reduction in the defined benefit plan and the gain or loss on the settlement of obligations are determined based on the remeasurement of the net present value of the obligation, due to the revision of actuarial assumptions, and are recognized directly in profit or loss for the year in which the change occurs.